Goodwill And Intangible Assets - Schedule of Future Amortization (Details) $ in Millions	Dec. 31, 2018 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2019	$ 25.8
2020	25.4
2021	25.2
2022	23.2
2023	$ 20.8